Taxes (Deferred Taxes) (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Retirement benefits	$ 3,704	$ 5,870
Share-based and other compensation	1,262	1,666
Domestic tax loss/credit carryforwards	982	954
Deferred income	964	1,018
Foreign tax loss/credit carryforwards	651	681
Bad debt, inventory and warranty reserves	592	586
Depreciation	382	456
Other	1,774	1,659
Gross deferred tax assets	10,311	12,890
Less: valuation allowance	734	1,187
Net deferred tax assets	9,577	11,703
Deferred Tax Liabilities
Depreciation	1,346	1,378
Retirement benefits	1,219	257
Goodwill and intangible assets	1,173	957
Leases	1,119	2,216
Software development costs	558	542
Deferred transition costs	424	440
Other	841	993
Gross deferred tax liabilities	$ 6,680	$ 6,783